Pro Forma Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended		1 Months Ended		3 Months Ended		9 Months Ended
	Mar. 31, 2012	Sep. 30, 2012 item	Sep. 30, 2011	Feb. 29, 2012 CWH	Dec. 31, 2011 CWH	Mar. 31, 2012 CWH	Dec. 31, 2011 CWH	Sep. 30, 2012 CWH	Mar. 31, 2011 CWH item
Pro Forma Information
Number of properties acquired or agreed to be acquired		9
Purchase price		$ 260,657							$ 10,000
Assumption of mortgage debt		26,000
Number of common shares issued				22,000,000	1,000	22,000,000	1,000	22,000,000
Common shares issued, including shares issued under underwriters' over allotment option	9,200,000
Common shares sold pursuant to exercise of underwriters' over allotment option	1,200,000
Number of properties purchased by the parent entity									1
Total revenues		102,984	102,874
Net income		53,651	53,293
Net income per share (in dollars per share)		$ 1.72	$ 1.71
Revenue		5,905
Operating income		$ 2,638